Cover	Sep. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-205835
Entity Registrant Name	TINGO, INC.
Entity Central Index Key	0001648365
Entity Tax Identification Number	83-0549737
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	43 West 23
Entity Address, Address Line Two	rd
Entity Address, Address Line Three	Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	847-0144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false